Convertible notes receivable	12 Months Ended
May 31, 2019
Convertible notes receivable
Convertible notes receivable

12.    Convertible notes receivable

	May 31,	May 31,
	2019	2018
Copperstate Farms Investors, LLC	$—	$1,942
HydRx Farms Ltd. (d/b/a Scientus Pharma)	11,500	16,129
Fire & Flower Inc.	11,166	—
10330698 Canada Ltd. (d/b/a Starbuds)	5,204	—
High Tide Inc.	4,360	—
	32,230	18,071
Deduct - current portion	(11,500)	(1,942)
	$20,730	$16,129

Copperstate Farms Investors, LLC

On May 15, 2018, the Company entered into an amendment agreement with CSF which extended the maturity date and automatic conversion date to June 30, 2018, which was subsequently extended into July. As at May 31, 2019, this note was paid in full.

HydRx Farms Ltd. (d/b/a Scientus Pharma)

On August 14, 2017, Aphria purchased $11,500 in secured convertible debentures of Scientus Pharma (“SP”). The convertible debenture bears interest at 8%, paid semi-annually, matures in two years and includes the right to convert the debenture into common shares of SP at $2.75 per common share at any time before maturity. SP maintains the option of forced conversion of the convertible debenture if the common shares of SP trade on a stock exchange at a value of $3.02 or more for 30 consecutive days. The Company maintains a first charge on all assets of SP. In October 2018, the Company agreed to share its first charge on all assets of SP with a third party on a pari passu basis. The Company understands that the third party has not completed a transaction with SP. As at May 31, 2019, the third party has not completed its investment.

As at May 31, 2019, the fair value of the Company's secured convertible debenture was $11,500, which resulted in a fair value loss for the year ended May 31, 2019 of $4,629.

Fire & Flower Inc.

On July 26, 2018, Aphria purchased $10,000 in unsecured convertible debentures of Fire & Flower Inc. (“F&F”). The convertible debentures bear interest at 8% per annum compounded, accrued and paid semi-annually in arrears. The debentures mature on July 31, 2020, at which point, they automatically convert into common shares of F&F at the lower of $1.15 and the share price on July 31, 2020. The debentures may also be converted into a loan on July 31, 2020 bearing interest at 12%, at the holder’s option.

As at May 31, 2019, the fair value of the unsecured convertible debenture was $11,166, which resulted in a fair value loss for the year ended May 31, 2019 of $1,166.

10330698 Canada Ltd. (d/b/a Starbuds)

On December 28, 2018, Aphria purchased $5,000 in secured convertible debentures of Starbuds. The convertible debentures bear interest at 8.5% per annum accruing daily due on the December 28, 2020. The debentures are secured against the assets of Starbuds. The debentures and any accrued and unpaid interest are convertible into common shares for $0.50 per common share and mature on December 28, 2020.

As at May 31, 2019, the fair value of the Company's secured convertible debenture was $5,204, which resulted in a fair value loss for the year ended May 31, 2019 of $204.

High Tide Inc.

On April 10, 2019, Aphria purchased $4,500 in unsecured convertible debentures of High Tide Inc. (“High Tide”). The convertible debentures bear interest at 10% per annum, payable annually up front in common shares of High Tide based on the 10‑day volume weighted average price (the “Debentures”). The debentures mature on April 10, 2021, they are convertible into common shares of High Tide at a price of $0.75 at the option of the holder.In addition to the debentures the Company received 6,000,000 warrants in High Tide as part of the purchase of the unsecured convertible debentures (Note 15).

As at May 31, 2019, the fair value of the unsecured convertible debenture was $4,360, which resulted in a fair value loss for the year ended May 31, 2019 of $140.

Convertible notes receivable

During the year ended May 31, 2019, the Company purchased a total of $19,500 (2018 - $14,001) in convertible notes. The unrealized (loss) gain on convertible notes receivable recognized in the results of operations amounts to $(3,399) for the year ended May 31, 2019 (2018 - $5,943).

The fair value was determined using the Black-Scholes option pricing model using the following assumptions: the risk-free rate of 0.85- 1.51%; expected life of the convertible note; volatility of 70% based on comparable companies; forfeiture rate of nil; dividend yield of nil; and, the exercise price of the respective conversion feature.